UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC 20549


                          FORM N-Q


    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
               MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number           811-01402
                                   _____________________________


      CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
________________________________________________________________
      (Exact name of registrant as specified in charter)




    333 SOUTH WABASH AVENUE, CHICAGO, ILLINOIS       60604
________________________________________________________________
   (Address of principal executive offices)       (Zip code)




                      LYNNE GUGENHEIM, ESQ.
       333 SOUTH WABASH AVENUE, CHICAGO, ILLINOIS 60604
________________________________________________________________
          (Name and address of agent for service)


Registrant's telephone number, including area code: 312-822-5000
                                                    ____________


Date of fiscal year end:  December 31
                          _________________



Date of reporting period: March 31, 2009
                          __________________

















ITEM 1.  Schedule of Investments

March 31, 2009 - (Unaudited)
_______________________________________________________________________
_______________________________________________________________________
                                           NUMBER
                                 	  OF SHARES      FAIR VALUE ($)
_______________________________________________________________________
COMMON STOCKS   (96.23%) ..............................................

CONSUMER DISCRETIONARY  (3.59%)  --------------------------------------

MARRIOTT INTERNATIONAL, INC. - CLASS A     31,000            507,160.00
NORDSTROM, INC.                            22,750            381,062.50
                                                	   ____________
                                                 	     888,222.50

CONSUMER STAPLES  (14.48%) --------------------------------------------

CVS CAREMARK CORPORATION                   25,000            687,250.00
MOLSON COORS BREWING COMPANY - CLASS B     16,500            565,620.00
PEPSICO, INC.                    	   22,000          1,132,560.00
PHILIP MORRIS INTERNATIONAL INC.           15,000            533,700.00
THE PROCTER & GAMBLE COMPANY     	   14,000            659,260.00
                                                	   ____________
                                                	   3,578,390.00

ENERGY  (10.20%) ------------------------------------------------------

EXXON MOBIL CORPORATION           	   16,000          1,089,600.00
HALLIBURTON COMPANY                        30,000            464,100.00
MARATHON OIL CORPORATION		   12,000 	     315,480.00
SCHLUMBERGER LIMITED (**)            	   10,000            406,200.00
WEATHERFORD INTERNATIONAL LTD. (*)(**)     22,000            243,540.00
                                                 	   ____________
                                                 	   2,518,920.00

FINANCIALS  (4.20%)  --------------------------------------------------

JPMORGAN CHASE & CO.			   19,000	     505,020.00
THE BANK OF NEW YORK MELLON CORPORATION    18,868	     533,021.00
                                                 	   ____________
                                                 	   1,038,041.00

HEALTHCARE  (14.80%)  -------------------------------------------------

ABBOTT LABORATORIES			   16,500	     787,050.00
BAXTER INTERNATIONAL INC.                  10,000            512,200.00
GILEAD SCIENCES, INC. (*)                  20,000            926,400.00
PHARMACEUTICAL HOLDRS (SM) TRUST (***)     12,500            705,000.00
ST. JUDE MEDICAL, INC. (*)           	   20,000            726,600.00
                                                 	   ____________
                                                 	   3,657,250.00

INDUSTRIALS (10.85%)  -------------------------------------------------

THE BOEING COMPANY               	   10,800            384,264.00
CSX CORPORATION                            36,000            930,600.00
L-3 COMMUNICATIONS HOLDINGS, INC.          10,000            678,000.00
UNITED TECHNOLOGIES CORPORATION            16,000            687,680.00
                                                 	   ____________
                                                 	   2,680,544.00

INFORMATION TECHNOLOGY  (29.90%) --------------------------------------

APPLIED MATERIALS, INC.                    42,500            456,875.00
CISCO SYSTEMS, INC. (*)                    40,000            670,800.00
CORNING INCORPORATED                       35,000            464,450.00
GOOGLE INC. - CLASS A (*)             	    5,000          1,740,300.00
HEWLETT-PACKARD COMPANY                    30,000            961,800.00
MASTERCARD INCORPORATED - CLASS A          10,000          1,674,800.00
QUALCOMM INCORPORATED                	   15,000            583,650.00
VISA INC. - CLASS A                        15,000            834,000.00
                                                           ____________
                                                 	   7,386,675.00

MATERIALS  (5.45%) ----------------------------------------------------

PRAXAIR, INC.                    	   20,000          1,345,800.00



UTILITIES  (2.76%) ----------------------------------------------------

EXELON CORPORATION               	   15,000            680,850.00

_______________________________________________________________________
TOTAL COMMON STOCKS                     		  23,774,692.50
_______________________________________________________________________

SHORT TERM BONDS/CASH EQUIVALENTS   (3.77%) ...........................

JPMORGAN U.S. GOVERNMENT AGENCY SHARES    932,476.01         932,476.01
_______________________________________________________________________

TOTAL INVESTMENTS                            	          24,707,168.51
_______________________________________________________________________
_______________________________________________________________________

(*)   Denotes non-income producing holdings for the quarter ended
      March 31, 2009.
(**)  Denotes non-U.S. domiciled companies.
(***) A trust consisting of approximately 20 common stocks.


ITEM 2. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 1940 Act)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.





ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date:     May 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ D. Craig Mense
   ----------------------------------------------
   D. Craig Mense
   (Principal Financial and Accounting Officer)

Date:     May 12, 2009



By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date:     May 12, 2009





















EX-99.CERT 1
                                 CERTIFICATIONS

I, Lynne Gugenheim, certify that:

1. I have reviewed this report on Form N-Q of Continental Assurance Company Separate Account (B);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 12, 2009

By: /s/ Lynne Gugenheim
    ----------------------------------------------
    Lynne Gugenheim
    Secretary (Principal Executive Officer)


EX-99.CERT 2
                                 CERTIFICATIONS

I, D. Craig Mense, certify that:

1. I have reviewed this report on Form N-Q of Continental Assurance Company Separate Account (B);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 12, 2009

By:   /s/ D. Craig Mense
      ----------------------------------------------
      D. Craig Mense
      (Principal Financial and Accounting Officer)